Segment information and revenue - Revenue by timing of transfer of services (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 3,521,591	¥ 4,357,462	¥ 4,098,037
At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	806,029	1,400,988	1,565,195
Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	2,715,562	2,956,474	2,532,842
Implementation
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	834,620	861,820	733,648
Implementation | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	37,804	36,266
Implementation | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	796,816	825,554	733,648
Operation support services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	861,056	1,140,727	1,097,719
Operation support services | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	240,366	376,784	399,523
Operation support services | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	620,690	763,943	698,196
Business origination services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	132,112	383,723	450,597
Business origination services | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	132,112	383,723	450,597
Risk management services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	320,462	414,849	534,071
Risk management services | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	320,462	414,849	534,071
Cloud services platform
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,245,952	1,315,819	1,050,179
Cloud services platform | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,245,952	1,315,819	1,050,179
Post implementation support services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	52,012	50,983	49,447
Post implementation support services | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	52,012	50,983	49,447
Others
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	75,377	189,541	182,376
Others | At a point in time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	75,285	189,366	181,004
Others | Over time
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 92	¥ 175	¥ 1,372